UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II |  ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—99.8%

ADVERTISING—2.0%
Focus Media Holding Ltd. #*	670,400	$22,049,456
Interpublic Group of Cos., Inc., /The	167,700	1,645,137
		23,694,593
AEROSPACE & DEFENSE—1.1%
Goodrich Corp.+	133,200	12,672,648

AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp. +	119,100	10,347,408
United Parcel Service, Inc., Cl. B +	211,900	14,667,718
		25,015,126
AIRLINES—0.4%
United Continental Holdings, Inc.*	285,300	5,169,636

APPAREL RETAIL—0.8%
Abercrombie & Fitch Co., Cl. A	129,300	9,454,416

APPLICATION SOFTWARE—1.3%
Informatica Corp. *	60,600	3,098,478
Nice Systems Ltd. #*	112,195	4,007,605
Salesforce.com, Inc. *	59,400	8,595,774
		15,701,857
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group, Inc. *	56,850	5,931,161
KKR & Co., LP	431,400	6,320,010
		12,251,171
AUTO PARTS & EQUIPMENT—0.8%
BorgWarner, Inc. *	24,700	1,966,614
Lear Corp.	153,900	7,541,100
		9,507,714
AUTOMOBILE MANUFACTURERS—1.0%
Bayerische Motoren Werke AG#	361,566	12,032,916

BIOTECHNOLOGY—1.7%
Gilead Sciences, Inc. *	152,800	6,472,608
Human Genome Sciences, Inc. *	228,730	4,805,617
InterMune, Inc. *	72,100	2,406,698
Optimer Pharmaceuticals, Inc. *	646,000	6,834,680
		20,519,603
BROADCASTING & CABLE TV—0.5%
CBS Corp., Cl. B	225,900	6,182,883

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	379,600	9,117,992

CASINOS & GAMING—1.3%
Las Vegas Sands Corp.*	315,900	14,904,162

COAL & CONSUMABLE FUELS—1.3%
Arch Coal, Inc.	369,890	9,469,184
Peabody Energy Corp.	108,400	6,229,748
		15,698,932
COMMODITY CHEMICALS—0.5%
Celanese Corp.	113,600	6,262,768

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMUNICATIONS EQUIPMENT—2.0%
Ciena Corp. *	136,300	$2,107,198
Juniper Networks, Inc. *	54,700	1,279,433
QUALCOMM, Inc. +	382,517	20,954,281
		24,340,912
COMPUTER HARDWARE—6.3%
Apple, Inc. *+	184,772	72,149,771
Hewlett-Packard Co. +	74,061	2,603,985
		74,753,756
COMPUTER STORAGE & PERIPHERALS—1.8%
EMC Corp. *	586,199	15,288,070
Seagate Technology PLC	412,600	5,731,014
		21,019,084
CONSTRUCTION & ENGINEERING—0.4%
Chicago Bridge & Iron Co., NV#	106,500	4,393,125

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—3.5%
Caterpillar, Inc.	133,000	13,139,071
Cummins, Inc.	115,400	12,103,152
Deere & Co.	88,500	6,948,135
WABCO Holdings, Inc. *	140,100	8,833,305
		41,023,663
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Mastercard, Inc.+	48,065	14,575,711

DEPARTMENT STORES—0.6%
Kohl’s Corp.	132,500	7,249,075

DIVERSIFIED BANKS—0.0%
Wells Fargo & Co.	21,100	589,534

DIVERSIFIED METALS & MINING—2.2%
Cliffs Natural Resources, Inc.	79,443	7,135,570
Freeport-McMoRan Copper & Gold, Inc.	56,800	3,008,128
Molycorp, Inc. *	255,600	16,263,828
		26,407,526
DRUG RETAIL—1.5%
CVS Caremark Corp.	484,300	17,604,305

EDUCATION SERVICES—0.8%
New Oriental Education & Technology Group#*	71,800	9,171,014

ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Republic Services, Inc.	171,700	4,984,451

FERTILIZERS & AGRICULTURAL CHEMICALS—1.2%
Mosaic Co., /The	202,693	14,334,449

FOOTWEAR—0.8%
Deckers Outdoor Corp. *	22,600	2,243,050
Salvatore Ferragamo Italia SpA *	397,330	7,565,526
		9,808,576
HEALTH CARE EQUIPMENT—1.8%
Covidien PLC +	317,212	16,111,197
Given Imaging Ltd. *	117,228	2,310,564

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE EQUIPMENT—(CONT.)
Insulet Corp. *	136,001	$2,673,780
		21,095,541
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	120,780	5,995,519

HEALTH CARE SERVICES—1.1%
Express Scripts, Inc.*	250,000	13,565,000

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	385,572	8,320,644

HOTELS RESORTS & CRUISE LINES—0.5%
Wyndham Worldwide Corporation	185,500	6,416,445

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	182,800	11,240,372

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	33,800	2,066,870

INDUSTRIAL CONGLOMERATES—1.0%
McDermott International, Inc. *	59,400	1,198,098
Tyco International Ltd.	252,921	11,201,871
		12,399,969
INDUSTRIAL MACHINERY—2.7%
Eaton Corp.	149,000	7,144,550
Flowserve Corp.	19,700	1,957,786
Ingersoll-Rand PLC	214,700	8,034,074
Stanley Black & Decker, Inc.	211,660	13,920,878
		31,057,288
INTEGRATED OIL & GAS—3.8%
ConocoPhillips	304,600	21,928,154
Royal Dutch Shell PLC #	311,800	22,936,008
		44,864,162
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Verizon Communications, Inc.	120,900	4,266,561

INTERNET RETAIL—2.1%
Amazon.com, Inc. *	79,100	17,601,332
Expedia, Inc. +	229,190	7,263,031
		24,864,363
INTERNET SOFTWARE & SERVICES—5.1%
Baidu, Inc. #*	15,500	2,434,585
Cornerstone OnDemand, Inc. *	123,800	2,030,320
eBay, Inc. *	337,800	11,062,950
Google, Inc., Cl. A *	38,955	23,516,743
IAC/InterActiveCorp. *+	240,846	9,968,616
Sina Corp. *	43,895	4,744,611
VistaPrint NV *	169,345	4,521,512
Yahoo! Inc. *	185,435	2,429,199
		60,708,536
INVESTMENT BANKING & BROKERAGE—0.0%
Lazard Ltd., Cl. A	4,100	137,760

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IT CONSULTING & OTHER SERVICES—3.0%
Cognizant Technology Solutions Corp., Cl. A *	84,700	$5,917,989
Gartner, Inc. *	164,100	6,056,931
International Business Machines Corp. +	128,413	23,351,904
		35,326,824
LEISURE FACILITIES—0.2%
Six Flags Entertainment Corp.	82,700	2,911,867

LEISURE PRODUCTS—1.7%
Hanesbrands, Inc. *	299,600	9,140,796
PVH Corp.	154,900	11,083,095
		20,223,891
LIFE & HEALTH INSURANCE—0.4%
MetLife, Inc.	104,000	4,285,840

LIFE SCIENCES TOOLS & SERVICES—1.5%
Thermo Fisher Scientific, Inc.*+	297,012	17,847,451

MANAGED HEALTH CARE—3.7%
Aetna, Inc.	594,000	24,645,060
CIGNA Corp.	203,000	10,103,310
UnitedHealth Group, Inc.	161,700	8,025,171
		42,773,541
MORTGAGE REITS—0.3%
Annaly Capital Management, Inc.	207,000	3,473,460

MOVIES & ENTERTAINMENT—1.3%
Liberty Media Corp., Capital, Cl. A *	127,397	10,167,555
Walt Disney Co., /The	149,300	5,765,966
		15,933,521
OIL & GAS EQUIPMENT & SERVICES—3.5%
Baker Hughes, Inc. +	396,600	30,688,908
Halliburton Company	180,600	9,884,238
National Oilwell Varco, Inc.	15,700	1,264,949
		41,838,095
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Kodiak Oil & Gas Corp. *	598,100	4,061,099
Newfield Exploration Co. *	182,100	12,277,182
Nexen, Inc. +	105,063	2,447,968
Petrohawk Energy Corp. *	242,600	9,264,894
SM Energy Co.	74,400	5,606,040
		33,657,183
OIL & GAS REFINING & MARKETING—0.1%
Marathon Petroleum Corp.	30,100	1,318,079

OIL, GAS & CONSUMABLE FUELS—0.2%
Williams Cos., Inc., /The	73,600	2,333,120

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
BM&F Bovespa SA	1,594,800	9,327,639
Citigroup, Inc.	116,610	4,470,827
JPMorgan Chase & Co. +	262,443	10,615,819
		24,414,285
PHARMACEUTICALS—2.1%
Allergan, Inc.	88,800	7,220,328

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Auxilium Pharmaceuticals, Inc. *	207,400	$3,886,676
Johnson & Johnson	109,700	7,107,463
Pfizer, Inc. +	339,499	6,531,961
		24,746,428
PRECIOUS METALS & MINERALS—0.8%
ETFS Physical Palladium Shares *	45,790	3,750,659
SPDR Gold Trust *	35,836	5,676,781
		9,427,440
RAILROADS—1.2%
CSX Corp.	603,300	14,823,081

RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytic, Inc., Cl. A*	88,500	2,947,050

RESTAURANTS—1.1%
McDonald’s Corp.	144,761	12,518,931

SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.*+	147,400	6,025,712

SEMICONDUCTORS—4.5%
Altera Corp.	104,380	4,267,054
Avago Technologies Ltd.	297,200	9,994,836
Broadcom Corp., Cl. A *	261,600	9,697,512
Inphi Corp. *	216,925	2,752,778
Micron Technology, Inc. *	318,640	2,348,377
ON Semiconductor Corp. *	556,493	4,835,924
RF Micro Devices, Inc. *	62,200	419,850
Skyworks Solutions, Inc. *+	528,166	13,367,882
Texas Instruments, Inc.	194,200	5,777,450
		53,461,663
SOFT DRINKS—2.4%
Coca-Cola Co., /The	196,900	13,391,169
PepsiCo, Inc. +	228,915	14,659,717
		28,050,886
SPECIALIZED FINANCE—1.0%
CME Group, Inc.	41,800	12,088,142

SPECIALTY CHEMICALS—0.8%
Rockwood Holdings, Inc.*	155,100	9,378,897

SYSTEMS SOFTWARE—1.6%
Oracle Corp.+	632,145	19,330,994

TOBACCO—1.1%
Philip Morris International, Inc.+	176,494	12,561,078

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc.*	302,200	6,953,622

TRUCKING—0.4%
Hertz Global Holdings, Inc.*	384,142	5,404,878

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp.*	168,000	6,412,560

TOTAL COMMON STOCKS (Cost $1,122,757,481)		1,185,909,147

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—0.4%

HOUSEHOLD APPLIANCES—0.2%
Stanley Black & Decker, Inc., 4.75%, 11/17/15*	18,633	$2,101,616

PHARMACEUTICALS—0.2%
Merrimack Pharmaceuticals, Inc., Series G*,(L3),(a)	406,230	2,843,610

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,706,910)		4,945,226

PREFERRED STOCKS—0.4%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
JPMorgan Chase & Co., 8.63%, 09/1/13* (Cost $5,391,283)	194,990	5,323,227

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.5%

CABLE & SATELLITE—0.2%
XM Satellite Radio, Inc., 7.00%, 12/1/14(L2)(b)	1,500,000	2,148,750

DIVERSIFIED METALS & MINING—0.1%
Molycorp, Inc., 3.25%, 6/15/16(L2)(b)	940,000	1,136,225

HOMEBUILDING—0.2%
Lennar Corp., 2.75%, 12/15/20(L2)(b)	1,989,000	2,120,771

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,503,895)		5,405,746

Total Investments (Cost $1,137,359,569)(c)	101.1%	1,201,583,346
Liabilities in Excess of Other Assets	(1.1)	(12,869,076)

NET ASSETS	100.0%	$1,188,714,270

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on April 6, 2011 for a cost of 2,843,610 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.5% of the net assets of the Fund.

(c)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,140,824,725, amounted to $60,758,621 which consisted of aggregate gross unrealized appreciation of $100,431,777 and aggregate gross unrealized depreciation of $39,673,156.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Securities Sold Short‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—(5.5)%

APPLICATION SOFTWARE—(0.2)%
SAP AG#	38,200	$2,384,062

ASSET MANAGEMENT & CUSTODY BANKS—(0.3)%
Federated Investors, Inc., Cl. B	175,000	3,739,750

BIOTECHNOLOGY—(0.1)%
Myriad Genetics, Inc.*	62,100	1,320,867

COMMUNICATIONS EQUIPMENT—(0.1)%
Telefonaktiebolaget LM Ericsson#	107,000	1,337,500

COMPUTER HARDWARE—(0.1)%
Dell, Inc.*	55,900	907,816

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.2)%
Weichai Power Co., Ltd.	508,000	2,770,151

DEPARTMENT STORES—(0.3)%
JC Penney Co., Inc.	102,500	3,152,900

DIVERSIFIED CHEMICALS—(0.1)%
Ashland, Inc.	17,400	1,065,576

FOOD RETAIL—(0.2)%
Safeway, Inc.	131,100	2,644,287

HEALTH CARE EQUIPMENT—(0.5)%
CR Bard, Inc.	55,900	5,516,212

HOTELS RESORTS & CRUISE LINES—(0.1)%
Choice Hotels International, Inc.	48,400	1,475,716

INTEGRATED TELECOMMUNICATION SERVICES—(0.2)%
Telefonos de Mexico SAB de CV#	157,800	2,550,048

INTERNET SOFTWARE & SERVICES—0.0%
Monster Worldwide, Inc.*	40,100	470,774

INVESTMENT BANKING & BROKERAGE—(0.4)%
TD Ameritrade Holding Corp.	241,700	4,437,612

IT CONSULTING & OTHER SERVICES—(0.2)%
SAIC, Inc.*	128,000	2,051,840

LIFE SCIENCES TOOLS & SERVICES—(0.1)%
Illumina, Inc.*	11,700	730,665

OIL & GAS EXPLORATION & PRODUCTION—(0.9)%
Ultra Petroleum Corp.*	98,500	4,611,770
QEP Resources, Inc.	86,800	3,804,444
Range Resources Corp.	28,600	1,863,576
		10,279,790
PACKAGED FOODS & MEATS—(0.6)%
Hormel Foods Corp.	95,000	2,752,150
Kellogg Co.	72,200	4,027,316
		6,779,466
PROPERTY & CASUALTY INSURANCE—(0.1)%
Chubb Corp.	23,700	1,480,776

SPECIALIZED REITS—(0.5)%
Host Hotels & Resorts, Inc.	212,000	3,360,200
LaSalle Hotel Properties	114,000	2,851,140
		6,211,340
TRUCKING—(0.3)%
Landstar System, Inc.	85,500	3,834,675

TOTAL (proceeds $66,329,189)		$65,141,823

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—94.4%

AEROSPACE & DEFENSE—0.6%
General Dynamics Corp.	5,030	$342,744

AIR FREIGHT & LOGISTICS—2.8%
FedEx Corp.	10,835	941,345
United Parcel Service, Inc., Cl. B	9,555	661,397
		1,602,742
APPAREL RETAIL—0.7%
Francesca’s Holdings Corp.*	14,070	369,478

APPLICATION SOFTWARE—0.8%
Adobe Systems, Inc.*	17,145	475,259

AUTO PARTS & EQUIPMENT—2.6%
Johnson Controls, Inc.	20,735	766,159
Tenneco, Inc. *	17,695	706,738
		1,472,897
AUTOMOBILE MANUFACTURERS—1.2%
General Motors Co. *	9,360	259,085
Tesla Motors, Inc. *	15,540	437,762
		696,847
BROADCASTING & CABLE TV—1.0%
Discovery Communications, Inc., Series A*	14,880	592,224

CHEMICALS—0.7%
Metabolix, Inc.*	59,770	408,229

COAL & CONSUMABLE FUELS—0.4%
Solazyme, Inc.*	9,610	219,589

COMMODITY CHEMICALS—1.5%
Celanese Corp.	14,940	823,642

COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	36,280	579,392

COMPUTER HARDWARE—6.2%
Apple, Inc. *	6,795	2,653,311
Hewlett-Packard Co.	23,330	820,282
		3,473,593
COMPUTER STORAGE & PERIPHERALS—1.5%
EMC Corp.*	32,465	846,687

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	17,030	421,322

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—3.9%
Cummins, Inc.	10,995	1,153,156
Navistar International Corp. *	7,115	365,071
Westport Innovations, Inc. *	25,810	661,768
		2,179,995
CONSUMER ELECTRONICS—0.5%
Skullcandy, Inc.*	15,700	302,696

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Visa, Inc., Cl. A	6,545	559,859

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DEPARTMENT STORES—1.4%
Kohl’s Corp.	14,270	$780,712

DISTRIBUTORS—0.8%
LKQ Corp.*	19,185	471,375

DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	24,445	524,101

DIVERSIFIED SUPPORT SERVICES—0.7%
EnerNOC, Inc.*	24,535	410,716

ELECTRIC UTILITIES—2.4%
Duke Energy Corp.	34,115	634,539
ITC Holdings Corp.	10,060	706,816
		1,341,355
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
General Cable Corp. *	13,555	539,082
Woodward Governor Co.	20,730	715,185
		1,254,267
ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
Itron, Inc.*	11,000	473,440

ELECTRONIC MANUFACTURING SERVICES—1.3%
Trimble Navigation Ltd.*	21,300	757,854

ENVIRONMENTAL & FACILITIES SERVICES—5.0%
Clean Harbors, Inc. *	19,210	1,013,327
Covanta Holding Corp.	34,360	593,741
Tetra Tech, Inc. *	29,295	644,490
Waste Management, Inc.	16,780	528,402
		2,779,960
FOOTWEAR—2.3%
Deckers Outdoor Corp. *	8,045	798,466
NIKE, Inc., Cl. B	5,880	530,082
		1,328,548
HEALTH CARE SERVICES—0.8%
Express Scripts, Inc.*	8,540	463,380

HOME IMPROVEMENT RETAIL—1.1%
Lowe’s Companies, Inc.	29,035	626,575

HOUSEHOLD APPLIANCES—0.7%
SodaStream International Ltd.*	5,040	369,684

HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	11,179	687,397

HYPERMARKETS & SUPER CENTERS—2.1%
Wal-Mart Stores, Inc.	22,735	1,198,362

INDUSTRIAL GASES—0.6%
Praxair, Inc.	3,050	316,102

INTEGRATED OIL & GAS—1.3%
Chevron Corp.	7,095	738,022

INTERNET RETAIL—3.1%
Amazon.com, Inc. *	5,820	1,295,066

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTERNET RETAIL—(CONT.)
Expedia, Inc.	13,795	$437,164
		1,732,230
INTERNET SOFTWARE & SERVICES—4.4%
eBay, Inc. *	23,260	761,765
Google, Inc., Cl. A *	2,275	1,373,394
Yahoo! Inc. *	19,990	261,869
Zillow, Inc. *	930	29,965
		2,426,993
INVESTMENT BANKING & BROKERAGE—1.2%
Goldman Sachs Group, Inc., /The	4,650	627,610

IT CONSULTING & OTHER SERVICES—1.9%
International Business Machines Corp.	5,795	1,053,821

LIFE SCIENCES TOOLS & SERVICES—0.4%
Life Technologies Corp.*	5,650	254,420

MANAGED HEALTH CARE—0.9%
WellPoint, Inc.	7,140	482,307

METAL & GLASS CONTAINERS—2.1%
Ball Corp.	19,430	753,884
Crown Holdings, Inc. *	11,790	452,854
		1,206,738
MOVIES & ENTERTAINMENT—1.1%
Walt Disney Co., /The	16,585	640,513

OIL & GAS REFINING & MARKETING—0.6%
Gevo, Inc.*	22,165	366,387

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
JPMorgan Chase & Co.	8,990	363,646

PACKAGED FOODS & MEATS—1.2%
General Mills, Inc.	17,520	654,372

PHARMACEUTICALS—4.0%
Abbott Laboratories	11,275	578,633
Johnson & Johnson	10,670	691,309
Merck & Co., Inc.	12,805	437,035
Pfizer, Inc.	29,352	564,732
		2,271,709
RAILROADS—1.5%
Norfolk Southern Corp.	11,215	848,976

RESTAURANTS—3.6%
Chipotle Mexican Grill, Inc. *	880	285,630
Darden Restaurants, Inc.	5,665	287,782
McDonald’s Corp.	10,120	875,177
Starbucks Corp.	14,165	567,875
		2,016,464
SEMICONDUCTOR EQUIPMENT—0.2%
MEMC Electronic Materials, Inc.*	18,980	140,832

SEMICONDUCTORS—5.9%
Broadcom Corp., Cl. A *	13,575	503,225

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—(CONT.)
Cree, Inc. *	12,625	$414,858
First Solar, Inc. *	7,515	888,498
Intel Corp.	40,690	908,608
Trina Solar Ltd. #*	32,235	577,329
		3,292,518
SOFT DRINKS—2.3%
Coca-Cola Co., /The	19,005	1,292,530

SPECIALTY CHEMICALS—1.7%
Rockwood Holdings, Inc.*	16,310	986,266

SPECIALTY STORES—0.1%
Teavana Holdings, Inc.*	1,145	32,289

SYSTEMS SOFTWARE—3.5%
Microsoft Corp.	42,495	1,164,363
Oracle Corp.	27,465	839,880
		2,004,243
TRUCKING—1.4%
Hertz Global Holdings, Inc. *	39,010	548,871
Zipcar, Inc. *	9,255	215,456
		764,327
TOTAL COMMON STOCKS (Cost $44,439,332)		53,348,236

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%

ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Covanta Holding Corp., 3.25%, 6/1/14(L2)(a) (Cost $110,000)	110,000	129,938

Total Investments (Cost $44,549,332)(b)	94.6%	53,478,174
Other Assets in Excess of Liabilities	5.4	3,060,106

NET ASSETS	100.0%	$56,538,280

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(b)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,659,038, amounted to $8,819,136 which consisted of aggregate gross unrealized appreciation of $11,308,152 and aggregate gross unrealized depreciation of $2,489,016.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—87.1%

ADVERTISING—1.3%
Focus Media Holding Ltd. #*	901	$29,633
Interpublic Group of Cos., Inc., /The	1,434	14,068
		43,701
AEROSPACE & DEFENSE—2.1%
AAR Corp.	818	24,000
Esterline Technologies Corp. *	319	24,362
Goodrich Corp.	159	15,127
Spirit Aerosystems Holdings, Inc., Cl. A *	494	10,122
		73,611
AIR FREIGHT & LOGISTICS—0.7%
HUB Group, Inc., Cl. A *	306	10,857
United Parcel Service, Inc., Cl. B	190	13,152
		24,009
APPAREL RETAIL—1.0%
Abercrombie & Fitch Co., Cl. A	274	20,035
Childrens Place Retail Stores, Inc., /The *	135	6,523
Francesca’s Holdings Corp. *	266	6,985
		33,543
APPLICATION SOFTWARE—3.9%
Adobe Systems, Inc. *	517	14,331
Cadence Design Systems, Inc. *	1,614	16,673
Informatica Corp. *	678	34,666
Nice Systems Ltd. #*	216	7,716
Salesforce.com, Inc. *	219	31,691
Synchronoss Technologies, Inc. *	461	13,484
Taleo Corp., Cl. A *	312	10,327
		128,888
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Affiliated Managers Group, Inc. *	111	11,581
BlackRock, Inc.	107	19,095
Fortress Investment Group LLC, Cl. A *	1,870	8,396
KKR & Co., LP	1,375	20,145
		59,217
AUTO PARTS & EQUIPMENT—1.3%
BorgWarner, Inc. *	246	19,587
Dana Holding Corp. *	412	6,868
Tenneco, Inc. *	414	16,535
		42,990
AUTOMOTIVE RETAIL—0.2%
Carmax, Inc.*	248	7,929

BIOTECHNOLOGY—3.0%
Alexion Pharmaceuticals, Inc. *	380	21,584
Arqule, Inc. *	1,394	7,806
Human Genome Sciences, Inc. *	1,280	26,893
InterMune, Inc. *	462	15,422
Optimer Pharmaceuticals, Inc. *	1,898	20,081
United Therapeutics Corp. *	180	10,328
		102,114

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BROADCASTING & CABLE TV—0.8%
CBS Corp., Cl. B	1,034	$28,301

CABLE & SATELLITE—1.9%
Comcast Corporation, Cl. A	1,711	41,098
Sirius XM Radio, Inc. *	11,944	25,202
		66,300
CASINOS & GAMING—1.3%
Las Vegas Sands Corp.*	917	43,264

CHEMICALS—0.1%
Metabolix, Inc.*	464	3,169

COAL & CONSUMABLE FUELS—1.6%
Arch Coal, Inc.	813	20,813
Patriot Coal Corp. *	673	12,726
Peabody Energy Corp.	373	21,437
		54,976
COMMODITY CHEMICALS—0.4%
Celanese Corp.	264	14,554

COMMUNICATIONS EQUIPMENT—2.7%
Alcatel-Lucent #*	2,587	10,477
Ciena Corp. *	789	12,198
Cisco Systems, Inc.	367	5,861
Corning, Inc.	670	10,660
F5 Networks, Inc. *	89	8,320
Polycom, Inc. *	846	22,867
QUALCOMM, Inc.	412	22,569
		92,952
COMPUTER HARDWARE—1.9%
Apple, Inc. *	100	39,048
Hewlett-Packard Co.	706	24,823
		63,871
COMPUTER STORAGE & PERIPHERALS—0.5%
EMC Corp.*	663	17,291

CONSTRUCTION & ENGINEERING—0.3%
Chicago Bridge & Iron Co., NV#	218	8,993

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
AGCO Corp. *	244	11,570
Caterpillar, Inc.	139	13,732
		25,302
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Mastercard, Inc.	58	17,589
Visa, Inc., Cl. A	91	7,784
		25,373
DEPARTMENT STORES—0.5%
Kohl’s Corp.	293	16,030

DIVERSIFIED BANKS—0.3%
Comerica, Inc.	277	8,872

DIVERSIFIED CHEMICALS—0.8%
Dow Chemical Co., /The	370	12,902

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED CHEMICALS—(CONT.)
Solutia, Inc. *	640	$13,722
		26,624
DIVERSIFIED METALS & MINING—1.6%
Cliffs Natural Resources, Inc.	142	12,754
Freeport-McMoRan Copper & Gold, Inc.	182	9,639
Ivanhoe Mines Ltd. *	377	9,889
Molycorp, Inc. *	191	12,153
Walter Energy, Inc.	77	9,438
		53,873
DRUG RETAIL—0.3%
CVS Caremark Corp.	240	8,724

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
AMETEK, Inc.	339	14,408
Thomas & Betts Corp. *	285	13,902
		28,310
ELECTRONIC COMPONENTS—0.1%
Amphenol Corp.	100	4,889

ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Waste Connections, Inc.	252	8,124

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Mosaic Co., /The	200	14,144

FOOD DISTRIBUTORS—0.3%
United Natural Foods, Inc.*	272	11,356

FOOTWEAR—0.8%
Deckers Outdoor Corp. *	171	16,972
NIKE, Inc., Cl. B	132	11,900
		28,872
GENERAL MERCHANDISE STORES—0.2%
Target Corp.	104	5,355

GOLD—0.9%
AuRico Gold, Inc. *	1,292	15,671
Goldcorp, Inc.	155	7,411
Yamana Gold, Inc.	559	7,256
		30,338
HEALTH CARE DISTRIBUTORS—0.1%
Cardinal Health, Inc.	88	3,851

HEALTH CARE EQUIPMENT—0.5%
Covidien PLC	355	18,030

HEALTH CARE FACILITIES—0.3%
Universal Health Services, Inc., Cl. B	200	9,928

HEALTH CARE SERVICES—1.1%
Catalyst Health Solutions, Inc. *	126	8,257
Express Scripts, Inc. *	317	17,200
Gentiva Health Services, Inc. *	273	4,911
Quest Diagnostics, Inc.	156	8,426
		38,794

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—0.1%
Allscripts Healthcare Solutions, Inc.*	210	$3,812

HOME IMPROVEMENT RETAIL—0.3%
Lowe’s Companies, Inc.	470	10,143

HOTELS RESORTS & CRUISE LINES—3.4%
Gaylord Entertainment Co. *	1,097	32,186
Interval Leisure Group *	1,692	21,742
Starwood Hotels & Resorts Worldwide, Inc.	374	20,555
Wyndham Worldwide Corporation	1,250	43,237
		117,720
HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co., Inc.	192	7,745

HOUSEWARES & SPECIALTIES—0.4%
Tupperware Brands Corp.	201	12,560

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	359	9,829
Towers Watson & Co.	159	9,723
		19,552
HYPERMARKETS & SUPER CENTERS—0.3%
Wal-Mart Stores, Inc.	180	9,488

INDUSTRIAL CONGLOMERATES—1.1%
Danaher Corp.	216	10,608
McDermott International, Inc. *	574	11,578
Tyco International Ltd.	314	13,906
		36,092
INDUSTRIAL MACHINERY—2.5%
Actuant Corp., Cl. A	651	16,086
Barnes Group, Inc.	697	16,972
Flowserve Corp.	170	16,895
Ingersoll-Rand PLC	310	11,600
SPX Corp.	295	22,197
		83,750
INTEGRATED OIL & GAS—1.6%
ConocoPhillips	431	31,028
Royal Dutch Shell PLC #	332	24,422
		55,450
INTERNET RETAIL—2.9%
Amazon.com, Inc. *	141	31,375
Expedia, Inc.	1,202	38,091
Shutterfly, Inc. *	575	31,280
		100,746
INTERNET SOFTWARE & SERVICES—4.5%
eBay, Inc. *	909	29,770
Google, Inc., Cl. A *	22	13,281
IAC/InterActiveCorp. *	932	38,576
LogMeIn, Inc. *	998	35,479
OpenTable, Inc. *	202	14,314
VistaPrint NV *	566	15,112
Yahoo! Inc. *	414	5,423
		151,955

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INVESTMENT BANKING & BROKERAGE—0.7%
Goldman Sachs Group, Inc., /The	75	$10,123
Greenhill & Co., Inc.	95	4,184
Lazard Ltd., Cl. A	249	8,366
		22,673
IT CONSULTING & OTHER SERVICES—2.3%
Cognizant Technology Solutions Corp., Cl. A*	1,149	80,281

LEISURE PRODUCTS—1.8%
Coach, Inc.	360	23,242
Polo Ralph Lauren Corp., Cl. A	133	17,964
PVH Corp.	285	20,392
		61,598
LIFE & HEALTH INSURANCE—0.3%
MetLife, Inc.	228	9,396

LIFE SCIENCES TOOLS & SERVICES—0.4%
Parexel International Corp. *	170	3,490
Thermo Fisher Scientific, Inc. *	160	9,615
		13,105
MANAGED HEALTH CARE—1.0%
Aetna, Inc.	241	9,999
Amerigroup Corp. *	89	4,895
Healthspring, Inc. *	232	9,521
Humana, Inc.	126	9,397
		33,812
MOTORCYCLE MANUFACTURERS—0.4%
Harley-Davidson, Inc.	330	14,319

MOVIES & ENTERTAINMENT—0.8%
Viacom, Inc., Cl. B	595	28,810

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	1,420	28,854

OIL & GAS DRILLING—0.6%
Nabors Industries Ltd.*	830	21,920

OIL & GAS EQUIPMENT & SERVICES—2.5%
Cal Dive International, Inc. *	401	2,238
Cameron International Corp. *	232	12,978
Halliburton Company	1,132	61,954
Superior Energy Services, Inc. *	216	8,962
		86,132
OIL & GAS EXPLORATION & PRODUCTION—3.8%
Chesapeake Energy Corp.	477	16,385
Devon Energy Corp.	178	14,009
Kodiak Oil & Gas Corp. *	712	4,834
Newfield Exploration Co. *	281	18,945
Nexen, Inc.	2,211	51,516
Petrohawk Energy Corp. *	232	8,860
Quicksilver Resources, Inc. *	867	12,268
		126,817

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS REFINING & MARKETING—0.4%
Marathon Petroleum Corp.	305	$13,356

OTHER DIVERSIFIED FINANCIAL SERVICES—0.1%
JPMorgan Chase & Co.	125	5,056

PACKAGED FOODS & MEATS—0.2%
Ralcorp Holdings, Inc.*	87	7,526

PHARMACEUTICALS—3.1%
Allergan, Inc.	241	19,596
Auxilium Pharmaceuticals, Inc. *	446	8,358
Bristol-Myers Squibb Co.	502	14,387
Medicis Pharmaceutical Corp., Cl. A	846	31,455
Pfizer, Inc.	351	6,753
Roche Holding AG	69	12,409
Teva Pharmaceutical Industries Ltd. #	269	12,546
		105,504
PRECIOUS METALS & MINERALS—0.2%
Stillwater Mining Co.*	444	6,793

RAILROADS—0.6%
CSX Corp.	828	20,344

REGIONAL BANKS—0.2%
Signature Bank *	37	2,189
Texas Capital Bancshares, Inc. *	219	5,985
		8,174
RESEARCH & CONSULTING SERVICES—0.2%
Resources Connection, Inc.	516	6,718

RESTAURANTS—0.2%
Starbucks Corp.	183	7,336

SECURITY & ALARM SERVICES—0.2%
Geo Group, Inc., /The*	273	5,678

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp. *	319	13,041
Novellus Systems, Inc. *	438	13,595
		26,636
SEMICONDUCTORS—2.6%
Applied Micro Circuits Corporation *	1,852	11,686
Broadcom Corp., Cl. A *	564	20,907
Marvell Technology Group Ltd. *	1,310	19,414
Micron Technology, Inc. *	770	5,675
Netlogic Microsystems, Inc. *	312	10,780
ON Semiconductor Corp. *	380	3,302
RF Micro Devices, Inc. *	2,046	13,811
Skyworks Solutions, Inc. *	109	2,759
		88,334
SOFT DRINKS—0.5%
Coca-Cola Co., /The	139	9,454
PepsiCo, Inc.	128	8,197
		17,651
SPECIALIZED FINANCE—0.5%
CME Group, Inc.	56	16,195

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALTY CHEMICALS—1.1%
Cytec Industries, Inc.	229	$12,824
Kraton Performance Polymers, Inc. *	365	13,177
Rockwood Holdings, Inc. *	215	13,001
		39,002
SYSTEMS SOFTWARE—2.3%
MICROS Systems, Inc. *	627	30,704
Microsoft Corp.	422	11,563
Oracle Corp.	641	19,602
VMware, Inc., Cl. A *	183	18,362
		80,231
THRIFTS & MORTGAGE FINANCE—0.5%
Brookline Bancorp, Inc.	528	4,514
Northwest Bancshares, Inc.	900	11,061
		15,575
TOBACCO—0.7%
Philip Morris International, Inc.	309	21,991

TRUCKING—0.7%
Hertz Global Holdings, Inc.*	1,779	25,031

WIRELESS TELECOMMUNICATION SERVICES—1.5%
American Tower Corp., Cl. A *	169	8,878
MetroPCS Communications, Inc. *	1,214	19,764
SBA Communications Corp. *	634	24,199
		52,841
TOTAL COMMON STOCKS (Cost $2,650,126)		2,983,164

Total Investments (Cost $2,650,126)(a)	87.1%	2,983,164
Other Assets in Excess of Liabilities	12.9	442,105

NET ASSETS	100.0%	$3,425,269

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,653,410, amounted to $329,754 which consisted of aggregate gross unrealized appreciation of $459,763 and aggregate gross unrealized depreciation of $130,009.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—67.7%

ADVERTISING—1.2%
Focus Media Holding Ltd.#*	9,255	$304,397

AEROSPACE & DEFENSE—1.9%
Goodrich Corp.	2,495	237,374
Spirit Aerosystems Holdings, Inc., Cl. A *	10,975	224,878
		462,252
AIR FREIGHT & LOGISTICS—0.9%
United Parcel Service, Inc., Cl. B	3,375	233,618

APPAREL RETAIL—0.9%
Fast Retailing Co., Ltd.	1,265	224,845

APPLICATION SOFTWARE—1.3%
Informatica Corp. *	2,415	123,479
QLIK Technologies, Inc. *	4,190	126,999
Tangoe, Inc. *	6,805	78,938
		329,416
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Blackstone Group LP	13,620	226,228
KKR & Co., LP	24,210	354,676
		580,904
AUTO PARTS & EQUIPMENT—0.9%
BorgWarner, Inc.*	2,765	220,149

AUTOMOBILE MANUFACTURERS—0.7%
Bayerische Motoren Werke AG#	5,290	176,051

BIOTECHNOLOGY—0.9%
Human Genome Sciences, Inc. *+	4,665	98,012
Optimer Pharmaceuticals, Inc. *	10,695	113,153
		211,165
BROADCASTING & CABLE TV—0.7%
CBS Corp., Cl. B	6,580	180,095

CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	16,980	407,859

CHEMICALS—0.3%
Metabolix, Inc.*	9,740	66,524

COAL & CONSUMABLE FUELS—2.8%
Arch Coal, Inc.	13,670	349,952
Peabody Energy Corp. +	6,165	354,303
		704,255
COMMUNICATIONS EQUIPMENT—1.5%
QUALCOMM, Inc.+	6,785	371,683

COMPUTER HARDWARE—2.9%
Apple, Inc.*+	1,890	738,007

COMPUTER STORAGE & PERIPHERALS—0.5%
SanDisk Corp.*+	2,690	114,406

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.8%
Caterpillar, Inc. +	2,730	269,697
Joy Global, Inc.	1,935	181,735

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(CONT.)
WABCO Holdings, Inc. *	1,790	$112,860
Westport Innovations, Inc. *	4,650	119,226
		683,518
DISTILLERS & VINTNERS—2.0%
Brown-Forman Corp., Cl. B	6,690	492,117

DIVERSIFIED BANKS—1.0%
Itau Unibanco Holding SA#	11,680	237,922

DIVERSIFIED METALS & MINING—1.9%
Cliffs Natural Resources, Inc. +	1,280	114,970
Molycorp, Inc. *	5,930	377,326
		492,296
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
General Cable Corp.*+	4,630	184,135

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Mosaic Co., /The	1,690	119,517

GENERAL MERCHANDISE STORES—0.6%
Dollar General Corp.*+	5,075	159,660

HEALTH CARE FACILITIES—0.2%
Universal Health Services, Inc., Cl. B	1,185	58,823

HEALTH CARE SERVICES—1.8%
Express Scripts, Inc. *	4,025	218,397
HMS Holdings Corp. *	2,925	221,130
		439,527
HOTELS RESORTS & CRUISE LINES—1.8%
Home Inns & Hotels Management, Inc. #*	3,105	119,667
Orient-Express Hotels Ltd., Cl. A *	11,890	117,592
Starwood Hotels & Resorts Worldwide, Inc.	3,240	178,069
		415,328
INDUSTRIAL MACHINERY—1.9%
Flowserve Corp. +	2,305	229,071
SPX Corp. +	3,380	254,311
		483,382
INSURANCE BROKERS—0.4%
AON Corp.	2,315	111,398

INTEGRATED OIL & GAS—1.7%
ConocoPhillips	2,490	179,255
Exxon Mobil Corp.	3,010	240,168
		419,423
INTERNET SOFTWARE & SERVICES—4.1%
Baidu, Inc. #*	790	124,085
eBay, Inc. *	7,200	235,800
IAC/InterActiveCorp. *	4,925	203,846
OpenTable, Inc. *+	5,575	395,045
Sina Corp. *	660	71,339
		1,030,115

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INVESTMENT BANKING & BROKERAGE—0.5%
Lazard Ltd., Cl. A+	3,495	$117,432

LEISURE PRODUCTS—1.2%
Polo Ralph Lauren Corp., Cl. A	905	122,238
PVH Corp. +	2,490	178,160
		300,398
MANAGED HEALTH CARE—3.6%
Aetna, Inc. +	5,210	216,163
CIGNA Corp. +	6,970	346,897
Humana, Inc.	4,725	352,390
		915,450
MOTORCYCLE MANUFACTURERS—0.2%
Harley-Davidson, Inc.	1,380	59,878

NETWORKING EQUIPMENT—0.9%
Fortinet, Inc.*	11,595	235,610

OIL & GAS DRILLING—0.6%
Nabors Industries Ltd.*+	5,510	145,519

OIL & GAS EQUIPMENT & SERVICES—0.6%
Baker Hughes, Inc.+	1,775	137,350

OIL & GAS EXPLORATION & PRODUCTION—4.4%
Brigham Exploration Co. *	11,350	360,929
Newfield Exploration Co. *+	3,425	230,914
Petrohawk Energy Corp. *	2,920	111,515
Pioneer Natural Resources Co.	3,125	290,594
SM Energy Co.	1,580	119,053
		1,113,005
OIL & GAS REFINING & MARKETING—0.6%
Marathon Petroleum Corp.	3,195	139,909

PHARMACEUTICALS—1.3%
Johnson & Johnson	4,940	320,063

RAILROADS—1.0%
CSX Corp.+	9,995	245,577

RESTAURANTS—0.2%
Dunkin’ Brands Group, Inc. *	145	4,195
McCormick & Schmick’s Seafood Restaurants, Inc. *+	6,495	57,416
		61,611
SEMICONDUCTOR EQUIPMENT—1.7%
Kla-Tencor Corp.	4,510	179,588
Lam Research Corp. *	5,740	234,651
		414,239
SEMICONDUCTORS—4.6%
Altera Corp. +	7,605	310,893
ARM Holdings PLC #	3,590	103,356
Avago Technologies Ltd.	7,015	235,914
Inphi Corp. *	10,785	136,862
Netlogic Microsystems, Inc. *	3,065	105,896
Skyworks Solutions, Inc. *	9,545	241,585
		1,134,506

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALTY CHEMICALS—0.6%
Cytec Industries, Inc.	1,320	$73,920
Rockwood Holdings, Inc. *	1,125	68,029
		141,949
SPECIALTY STORES—0.6%
L’Occitane International SA*	56,480	155,081

SYSTEMS SOFTWARE—1.4%
Oracle Corp.	11,655	356,410

TRADING COMPANIES & DISTRIBUTORS—0.9%
United Rentals, Inc.*	9,880	227,339

TOTAL COMMON STOCKS (Cost $16,937,573)		16,874,113

CONVERTIBLE PREFERRED STOCK—0.8%

BIOTECHNOLOGY—0.8%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	2,286	24,643
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	229	2,469
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	6,852	73,865
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(d)	2,285	24,632
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(e)	12,149	85,043
		210,652
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $113,001)		210,652

PREFERRED STOCKS—0.6%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
JPMorgan Chase & Co., 8.63%, 09/1/13* (Cost $140,753)	5,075	138,548

Total Investments (Cost $17,191,327)(f)	69.1%	17,223,313
Other Assets in Excess of Liabilities	30.9	7,596,287

NET ASSETS	100.0%	$24,819,600

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $13,231 and represents 0.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $1,325 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $39,659 and represents 0.3% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $13,226 and represents 0.1% of the net assets of the Fund.

(e)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $45,560 and represents 0.3% of the net assets of the Fund.

(f)

At July 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $17,306,927, amounted to $83,614 which consisted of aggregate gross unrealized appreciation of $880,086 and aggregate gross unrealized depreciation of $963,700.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Securities Sold Short‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—(20.2)%

ADVERTISING—(0.7)%
Omnicom Group, Inc.	3,845	$180,407

APPLICATION SOFTWARE—(0.4)%
SAP AG#	1,390	86,750

ASSET MANAGEMENT & CUSTODY BANKS—(0.5)%
Northern Trust Corp.	2,860	128,428

AUTOMOTIVE RETAIL—(0.5)%
O’Reilly Automotive, Inc.*	2,225	132,388

BIOTECHNOLOGY—(0.2)%
Vertex Pharmaceuticals, Inc.*	915	47,452

COMMUNICATIONS EQUIPMENT—(0.3)%
Motorola Mobility Holdings, Inc.*	3,760	84,149

COMPUTER HARDWARE—(0.7)%
Dell, Inc.*	9,860	160,126

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.2)%
Weichai Power Co., Ltd.	10,115	55,158

CONSTRUCTION MATERIALS—(0.2)%
Martin Marietta Materials, Inc.	780	58,984

DATA PROCESSING & OUTSOURCED SERVICES—(0.9)%
Genpact Ltd.*	9,770	161,205
Broadridge Financial Solutions	2,675	61,686
		222,891
DEPARTMENT STORES—(0.5)%
JC Penney Co., Inc.	3,815	117,349

ELECTRONIC COMPONENTS—(0.5)%
DTS, Inc.*	3,255	113,014

FINANCIALS—(3.0)%
iShares Russell 2000 Index Fund	4,102	326,724
SPDR S&P 500 ETF Trust	3,265	421,349
		748,073
FOOD RETAIL—(0.4)%
Safeway, Inc.	5,115	103,170

HEALTH CARE DISTRIBUTORS—(0.3)%
Henry Schein, Inc.*	1,280	85,069

HEALTH CARE EQUIPMENT—(1.4)%
CR Bard, Inc.	515	50,820
Becton Dickinson and Co.	1,380	115,382
St. Jude Medical, Inc.	3,890	180,885
		347,087
HOME FURNISHING RETAIL—(0.7)%
Bed Bath & Beyond, Inc.*	2,805	164,064

INTEGRATED OIL & GAS—(0.7)%
Occidental Petroleum Corp.	1,665	163,470

INTERNET SOFTWARE & SERVICES—(0.2)%
Monster Worldwide, Inc.*	4,775	56,059

INVESTMENT BANKING & BROKERAGE—(0.5)%
TD Ameritrade Holding Corp.	6,320	116,035

OIL & GAS EXPLORATION & PRODUCTION—(1.3)%
Ultra Petroleum Corp.*	2,630	123,137
Penn Virginia Corp.	2,525	33,128
QEP Resources, Inc.	3,050	133,682
Range Resources Corp.	595	38,770
		328,717

	SHARES	VALUE
COMMON STOCKS (CONT.)—(20.2)%

PACKAGED FOODS & MEATS—(1.6)%
Green Mountain Coffee Roasters, Inc.*	680	$70,686
Hormel Foods Corp.	8,350	241,900
Kellogg Co.	1,500	83,670
		396,256
PHARMACEUTICALS—(0.5)%
Eli Lilly & Co.	3,055	117,007

REINSURANCE—(0.5)%
RenaissanceRe Holdings Ltd.	1,700	118,303

RESTAURANTS—(0.7)%
Panera Bread Co., Cl. A*	1,410	162,587

SEMICONDUCTORS—(0.5)%
Analog Devices, Inc.	1,655	56,932
Intersil Corp.	5,050	60,853
		117,785
SYSTEMS SOFTWARE—(0.9)%
Ariba, Inc.*	6,965	230,333

TRUCKING—(1.4)%
Landstar System, Inc.	3,895	174,691
Werner Enterprises, Inc.	7,440	175,212
		349,903
TOTAL (proceeds $5,062,597)		$4,991,014

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

#                      American Depository Receipts.

*                      Non-income producing security.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—(CONT.)—94.7%

BRAZIL—14.1%

AEROSPACE & DEFENSE—0.5%
Embraer SA#	1,909	$56,354

APPAREL RETAIL—1.1%
Cia Hering	5,800	124,322

BREWERS—1.1%
Cia de Bebidas das Americas	4,300	126,969

CONSTRUCTION & ENGINEERING—0.3%
Mills Estruturas e Servicos de Engenharia SA	2,800	37,917

DIVERSIFIED BANKS—2.5%
Banco do Estado do Rio Grande do Sul	7,600	76,943
Itau Unibanco Holding SA #	9,788	199,382
		276,325
DIVERSIFIED METALS & MINING—2.5%
Vale SA#	8,550	277,362

HOMEBUILDING—0.6%
Brookfield Incorporacoes SA *	13,924	61,337
		61,337
INTEGRATED OIL & GAS—1.8%
Petroleo Brasileiro SA	11,800	198,220

OIL & GAS EXPLORATION & PRODUCTION—1.7%
HRT Participacoes em Petroleo SA *	100	93,245
OGX Petroleo e Gas Participacoes SA *	12,206	101,694
		194,939
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
BR Malls Participacoes SA	10,375	120,827

TRUCKING—0.9%
Localiza Rent a Car SA	6,400	103,754

TOTAL BRAZIL
(Cost $1,695,025)		1,578,326

CHILE—0.8%

HYPERMARKETS & SUPER CENTERS—0.8%
Cencosud SA (Cost $103,326)	13,737	90,649

CHINA—16.1%

ADVERTISING—0.5%
Focus Media Holding Ltd.#*	1,700	55,913

APPAREL RETAIL—1.2%
Belle International Holdings Ltd.	61,000	133,524

AUTOMOTIVE RETAIL—0.5%
China ZhengTong Auto Services Holdings Ltd.*	41,000	54,184

COAL & CONSUMABLE FUELS—0.9%
Yanzhou Coal Mining Co., Ltd.	25,000	95,910

COMMUNICATIONS EQUIPMENT—0.7%
ZTE Corp.	26,238	81,975

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)
CONSTRUCTION MATERIALS—2.2%
Anhui Conch Cement Co., Ltd.	27,972	$131,178
West China Cement Ltd.	334,000	107,136
		238,314
DIVERSIFIED BANKS—2.8%
Agricultural Bank of China Ltd.	175,000	94,755
China Minsheng Banking Corp., Ltd.	79,000	69,636
Industrial & Commercial Bank of China	188,000	143,283
		307,674
DIVERSIFIED METALS & MINING—0.4%
Jiangxi Copper Co.	13,000	45,703

EDUCATION SERVICES—0.3%
New Oriental Education & Technology Group#*	300	38,319

INTEGRATED OIL & GAS—1.2%
PetroChina Co., Ltd.#	900	128,007

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
China Telecom Corp., Ltd.	150,000	97,578

INTERNET SOFTWARE & SERVICES—1.7%
Baidu, Inc. #*	760	119,373
SouFun Holdings Ltd. #	3,384	70,387
		189,760
LEISURE PRODUCTS—0.8%
Anta Sports Products Ltd.	62,000	93,710

LIFE & HEALTH INSURANCE—1.1%
Ping An Insurance Group Co., of China Ltd.	12,500	121,731

OIL & GAS EXPLORATION & PRODUCTION—0.9%
CNOOC Ltd.	46,000	102,579

TOTAL CHINA
(Cost $1,744,417)		1,784,881

COLOMBIA—0.6%

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Petrominerales Ltd. (Cost $74,897)	2,200	70,194

COLUMBIA—0.8%

INTEGRATED OIL & GAS—0.8%
Pacific Rubiales Energy Corp. (Cost $103,290)	3,233	93,647

HONG KONG—1.5%

INTEGRATED TELECOMMUNICATION SERVICES—0.4%
China Unicom Hong Kong Ltd.	22,000	43,809

PACKAGED FOODS & MEATS—1.1%
China Mengniu Dairy Co., Ltd.	34,000	117,786

TOTAL HONG KONG
(Cost $166,000)		161,595

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HUNGARY—0.4%

DIVERSIFIED BANKS—0.4%
OTP Bank PLC (Cost $48,125)	1,425	$41,374

INDIA—6.4%

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Larsen & Toubro Ltd.#	2,565	100,548

DIVERSIFIED BANKS—0.9%
ICICI Bank Ltd.#	2,259	105,202

GAS UTILITIES—1.0%
GAIL India Ltd.	10,215	107,210

LEISURE PRODUCTS—0.7%
Titan Industries Ltd.	14,400	74,459

OIL & GAS REFINING & MARKETING—1.0%
Reliance Industries Ltd.(a),(b)	3,025	114,315

TOBACCO—0.6%
ITC Ltd.	14,741	69,537

WIRELESS TELECOMMUNICATION SERVICES—1.3%
Bharti Airtel Ltd.	14,437	142,721

TOTAL INDIA
(Cost $706,207)		713,992

INDONESIA—1.2%

DIVERSIFIED BANKS—1.2%
Bank Rakyat Indonesia Persero Tbk., PT* (Cost $100,364)	170,000	138,000

MACAU—1.0%

CASINOS & GAMING—1.0%
Sands China Ltd.* (Cost $89,932)	36,400	109,520

MALAYSIA—3.2%

AIRLINES—0.6%
AirAsia BHD	47,500	62,949

COMMODITY CHEMICALS—0.9%
Petronas Chemicals Group Bhd	44,700	103,252

CONSTRUCTION & ENGINEERING—1.0%
IJM Corp BHD	50,000	106,221

REAL ESTATE DEVELOPMENT—0.7%
UEM Land Holdings Bhd.*	92,200	80,836

TOTAL MALAYSIA (Cost $340,996)		353,258

MEXICO—3.9%

COMMODITY CHEMICALS—0.8%
Mexichem SAB de CV	20,517	89,071

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MEXICO—(CONT.)

DEPARTMENT STORES—0.9%
El Puerto de Liverpool SAB de CV	13,000	$105,231

SOFT DRINKS—0.9%
Fomento Economico Mexicano SAB de CV#	1,300	94,081

WIRELESS TELECOMMUNICATION SERVICES—1.3%
America Movil SAB de CV#	5,800	149,640

TOTAL MEXICO (Cost $416,771)		438,023

NETHERLANDS—1.0%

INTERNET SOFTWARE & SERVICES—1.0%
Yandex NV* (Cost $99,146)	2,980	104,211

PHILIPPINES—0.7%

MULTI-SECTOR HOLDINGS—0.7%
Metro Pacific Investments Corp. (Cost $73,040)	859,000	73,588

POLAND—1.1%

DIVERSIFIED METALS & MINING—1.1%
KGHM Polska Miedz SA (Cost $94,729)	1,718	117,893

RUSSIA—6.1%

CONSTRUCTION MATERIALS—0.9%
LSR Group(b)	14,141	106,765

DIVERSIFIED BANKS—0.8%
Sberbank of Russia#*	5,875	87,508

FERTILIZERS & AGRICULTURAL CHEMICALS—1.3%
Phosagro OAO *,(b)	5,776	82,019
Uralkali *,(b)	1,175	57,881
		139,900
OIL & GAS EXPLORATION & PRODUCTION—2.2%
NovaTek OAO (b)	748	116,538
Rosneft Oil Co. (b)	13,840	118,055
		234,593
STEEL—0.9%
Mechel#	4,126	102,655

TOTAL RUSSIA (Cost $696,812)		671,421

SINGAPORE—1.3%

DIVERSIFIED METALS & MINING—1.3%
Straits Asia Resources Ltd. (Cost $138,863)	60,000	150,965

SOUTH AFRICA—5.8%

APPAREL RETAIL—0.9%
Foschini Group Ltd., /The*	7,424	97,658

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SOUTH AFRICA—(CONT.)

FOOD RETAIL—0.8%
Shoprite Holdings Ltd.	5,958	$92,748

GOLD—0.7%
AngloGold Ashanti Ltd.	1,750	73,599

OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
African Bank Investments Ltd.	17,405	87,787
FirstRand Ltd.	34,620	99,848
		187,635
PHARMACEUTICALS—0.9%
Aspen Pharmacare Holdings Ltd.*	8,116	101,197

PRECIOUS METALS & MINERALS—0.8%
Anglo Platinum Ltd.	978	83,873

TOTAL SOUTH AFRICA (Cost $667,567)		636,710

SOUTH KOREA—14.4%

AUTO PARTS & EQUIPMENT—2.1%
Hyundai Mobis	430	154,984
Mando Corp.	369	72,974
		227,958
AUTOMOBILE MANUFACTURERS—0.4%
Hyundai Motor Co.	219	48,814

COMMODITY CHEMICALS—1.0%
LG Chem Ltd.	251	111,894

CONSTRUCTION & ENGINEERING—0.4%
Doosan Engine Co., Ltd.*	2,540	49,509

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,700	96,035

CONSUMER ELECTRONICS—0.8%
LG Electronics, Inc.	1,194	91,054

DIVERSIFIED BANKS—1.8%
KB Financial Group, Inc. #	2,426	120,354
Woori Finance Holdings Co., Ltd.	5,640	74,358
		194,712
HOME ENTERTAINMENT SOFTWARE—1.2%
NCSoft Corp.	445	137,176

HOUSEHOLD PRODUCTS—1.5%
LG Household & Health Care Ltd.	360	162,876

METAL & GLASS CONTAINERS—0.8%
Lock & Lock Co., Ltd.	1,930	87,319

PHARMACEUTICALS—1.0%
Celltrion, Inc.	2,379	108,311

SEMICONDUCTORS—2.5%
Samsung Electronics Co., Ltd.	343	274,582

TOTAL SOUTH KOREA (Cost $1,429,026)		1,590,240

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SWITZERLAND—0.4%

LEISURE PRODUCTS—0.4%
Cie Financiere Richemont SA (Cost $43,482)	6,950	$45,207

TAIWAN—10.4%

COMMODITY CHEMICALS—0.6%
Formosa Plastics Corp.	18,000	67,625

COMPUTER HARDWARE—0.8%
HTC Corp.	3,150	93,584

COMPUTER STORAGE & PERIPHERALS—1.6%
Catcher Technology Co., Ltd.	20,000	174,515

CONSTRUCTION MATERIALS—1.3%
Taiwan Cement Corp.	92,000	145,263

DIVERSIFIED BANKS—1.2%
Chinatrust Financial Holding Co., Ltd.	147,000	132,341

ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
TPK Holding Co., Ltd.*	3,000	88,297

ELECTRONIC MANUFACTURING SERVICES—1.2%
Hon Hai Precision Industry Co., Ltd.	47,300	134,792

FOOD RETAIL—0.7%
Taiwan FamilyMart Co., Ltd.	14,000	77,562

HOTELS RESORTS & CRUISE LINES—0.6%
Ambassador Hotel, /The	46,000	64,190

INDUSTRIAL MACHINERY—0.7%
Hiwin Technologies Corp.	6,180	74,682

OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
Fubon Financial Holding Co., Ltd.*	66,000	107,410

TOTAL TAIWAN (Cost $1,062,492)		1,160,261

THAILAND—2.3%

DIVERSIFIED BANKS—1.1%
Siam Commercial Bank PCL	28,400	120,658

DIVERSIFIED METALS & MINING—0.6%
Banpu PCL	2,650	65,149

GENERAL MERCHANDISE STORES—0.6%
Robinson Department Store PCL	52,500	64,799

TOTAL THAILAND (Cost $225,307)		250,606

TURKEY—1.2%

DIVERSIFIED BANKS—0.4%
Turkiye Garanti Bankasi AS#	11,224	50,059

GOLD—0.8%
Koza Altin Isletmeleri AS	6,416	93,426

TOTAL TURKEY (Cost $142,956)		143,485

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TOTAL COMMON STOCKS (Cost $10,262,770)		10,518,046

Total Investments (Cost $10,262,770)(c)	94 .7%	10,518,046
Other Assets in Excess of Liabilities	5 .3	590,811

NET ASSETS	100.0%	$11,108,857

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0%, of the net assets of the Fund.

(b)	GDR - Global Depository Receipt
(c)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,262,770 amounted to $255,703 which consisted of aggregate gross unrealized appreciation of $892,929 and aggregate gross unrealized depreciation of $637,226.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.  On December 14, 2010, the Board of Trustees approved the liquidation of the Alger International Opportunities Fund effective January 24, 2011.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

31, 2011 in valuing the Funds’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 as of July 31, 2011.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3

COMMON STOCKS
Consumer Discretionary	$202,313,003	$202,313,003	—	—
Consumer Staples	69,456,641	69,456,641	—	—
Energy	139,709,571	139,709,571	—	—
Financials	57,240,192	57,240,192	—	—
Health Care	146,543,083	146,543,083	—	—
Industrials	168,911,407	168,911,407	—	—
Information Technology	325,245,049	325,245,049	—	—
Materials	65,811,080	65,811,080	—	—
Telecommunication Services	10,679,121	10,679,121	—	—
TOTAL COMMON STOCKS	$1,185,909,147	$1,185,909,147	—	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$4,269,521	—	$4,269,521	—
Materials	1,136,225	—	1,136,225	—
TOTAL CONVERTIBLE CORPORATE BONDS	$5,405,746	—	$5,405,746	—
CONVERTIBLE PREFERRED STOCK
Consumer Discretionary	$2,101,616	$2,101,616	—	—
Health Care	2,843,610	—	—	2,843,610
TOTAL CONVERTIBLE PREFERRED STOCK	$4,945,226	$2,101,616	—	$2,843,610
PREFERRED STOCKS
Financials	$5,323,227	$5,323,227	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,201,583,346	$1,193,333,990	$5,405,746	$2,843,610
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$4,628,616	$4,628,616	—	—
Consumer Staples	$9,423,753	$9,423,753	—	—
Energy	10,279,790	10,279,790	—	—
Financials	15,869,478	15,869,478	—	—
Health Care	7,567,744	7,567,744	—	—
Industrials	6,604,826	6,604,826	—	—
Information Technology	7,151,992	7,151,992	—	—
Materials	1,065,576	1,065,576	—	—
Telecommunication Services	2,550,048	2,550,048	—	—
TOTAL SECURITIES SOLD SHORT	$65,141,823	$65,141,823	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,432,532	$11,432,532	—	—
Consumer Staples	3,832,661	3,832,661	—	—
Energy	1,323,998	1,323,998	—	—
Financials	991,256	991,256	—	—
Health Care	3,471,816	3,471,816	—	—
Industrials	10,605,049	10,605,049	—	—
Information Technology	16,084,491	16,084,491	—	—
Materials	4,265,078	4,265,078	—	—
Utilities	1,341,355	1,341,355	—	—
TOTAL COMMON STOCKS	$53,348,236	$53,348,236	—	—
CONVERTIBLE CORPORATE BONDS
Industrials	$129,938	—	$129,938	—
TOTAL INVESTMENTS IN SECURITIES	$53,478,174	$53,348,236	$129,938	—

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$669,517	$669,517	—	—
Consumer Staples	84,481	84,481	—	—
Energy	358,651	358,651	—	—
Financials	145,158	145,158	—	—
Health Care	328,950	328,950	—	—
Industrials	365,514	365,514	—	—
Information Technology	789,555	789,555	—	—
Materials	188,497	188,497	—	—
Telecommunication Services	52,841	52,841	—	—
TOTAL COMMON STOCKS	$2,983,164	$2,983,164	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,983,164	$2,983,164	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,665,352	$2,665,352	—	—
Consumer Staples	492,117	492,117	—	—
Energy	2,659,461	2,659,461	—	—
Financials	1,047,656	1,047,656	—	—
Health Care	1,945,028	1,945,028	—	—
Industrials	2,519,821	2,519,821	—	—
Information Technology	4,724,392	4,724,392	—	—
Materials	820,286	820,286	—	—
TOTAL COMMON STOCKS	$16,874,113	$16,874,113	—	—
CONVERTIBLE PREFERRED STOCK
Health Care	$210,652	—	—	$210,652
PREFERRED STOCKS
Financials	$138,548	$138,548	—	—
TOTAL INVESTMENTS IN SECURITIES	$17,223,313	$17,012,661	—	$210,652

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$756,795	$756,795	—	—
Consumer Staples	$499,426	$499,426	—	—
Energy	492,187	492,187	—	—
Financials	1,110,839	1,110,839	—	—
Health Care	596,615	596,615	—	—
Industrials	405,061	405,061	—	—
Information Technology	1,071,107	1,071,107	—	—
Materials	58,984	58,984	—	—
TOTAL SECURITIES SOLD SHORT	$4,991,014	$4,991,014	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
	$45,207	$45,207	—	—
Consumer Discretionary	1,444,992	1,444,992	—	—
Consumer Staples	832,208	832,208	—	—
Energy	1,232,404	1,232,404	—	—
Financials	2,145,880	2,145,880	—	—
Health Care	209,508	209,508	—	—
Industrials	687,969	687,969	—	—
Information Technology	1,278,892	1,278,892	—	—
Materials	2,100,028	2,100,028	—	—
Telecommunication Services	433,748	433,748	—	—
Utilities	107,210	107,210	—	—
TOTAL COMMON STOCKS	$10,518,046	$10,518,046	—	—
TOTAL INVESTMENTS IN SECURITIES	$10,518,046	$10,518,046	—	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Spectra Fund	Convertible Preferred Stock
Opening balance at May 1, 2011	$2,843,610
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2011	2,843,610
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at July 31, 2011	$—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Dynamic Opportunities Fund	Convertible Preferred Stock
Opening balance at May 1, 2011	$210,652
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2011	210,652
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at July 31, 2011	$—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolio’s.  The cash flows may be an important source of the Funds’ return, although written call options may

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

For the 3 months ended July 31, 2011, the Alger Spectra Fund had option purchases of $147,859 and option sales of $155,872, and the Alger Dynamic Opportunities Fund had option purchases of $24,917 and option sales of $29,390. The effect of derivative instruments on the statement of operations for the 3 months ended July 31, 2011 is as follows:

Net realized gain on investments and options

Alger Spectra Fund

Derivatives not accounted for as hedging instruments	Options
Written Call Options	$8,013
Total	$8,013

Alger Dynamic Opportunites

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(21,934)
Total	$(21,934)

NOTE 5 — Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative  information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statements and disclosures.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date:	September 21, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date:	September 21, 2011